Major Commitments and Contingencies (Guarantees and Indemnifications) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Guarantee Obligations [Member]
Guarantees and indemnifications
Liability current carrying value	$ 0
Indemnification Agreement [Member]
Guarantees and indemnifications
Liability current carrying value	$ 0
Performance Guarantee [Member]
Guarantees and indemnifications
Maturity of guarantee instruments	between 2022 and 2025
Performance Guarantee [Member] | Committed Bilateral Letter of Credit Facilites [Member]
Guarantees and indemnifications
Outstanding letters of credit	$ 394,000,000	$ 421,000,000
Maximum potential liability under guarantees	702,000,000	754,000,000
Performance Guarantee [Member] | Uncommitted Bilateral Letter of Credit Facilities [Member]
Guarantees and indemnifications
Outstanding letters of credit	158,000,000	165,000,000
Performance Guarantee [Member] | Surety and Other Bond [Member]
Guarantees and indemnifications
Liability current carrying value	150,000,000	168,000,000
Other Employee Benefit Liabilities and Workers' Compensation [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	659,000,000	688,000,000
Other Liabilities [Member]
Guarantees and indemnifications
Maximum potential liability under guarantees	$ 43,000,000	$ 66,000,000